OTHER LIABILITIES - Schedule of significant actuarial assumptions for the determination of the actuarial liability (Details) - Avon [member] - Pension Plan [member]	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	1.30%
Rate of compensation increase	2.15%	2.55%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	11.60%	12.00%
Rate of compensation increase	5.50%	7.40%